ORGANIZATION AND DESCRIPTION OF BUSINESS - ATIF HK AND QIANHAI (Details) $ in Thousands, ¥ in Millions	Jul. 31, 2020	Nov. 03, 2015 CNY (¥)	Nov. 03, 2015 USD ($)
Qianhai
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Registered Capital		¥ 5	$ 750
ATIF
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held (as a percent)	100.00%
Asia Era Fund | Qianhai
Organization, Consolidation And Presentation Of Financial Statements [Line Items]
Equity interest held (as a percent)	100.00%